Annual Operating Expenses {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-11 - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.71%